Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$ 9,744	$ 9,940	$ 8,294
Leased assets obtained in exchange for new operating lease liabilities	$ 3,301	$ 27,620	$ 498